Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

Note 20. Selected Quarterly Financial Data (Unaudited)

The following tables set forth certain unaudited financial information for each quarter of 2016 and 2015. The unaudited quarterly information includes all normal recurring adjustments that, in the opinion of management, are necessary for the fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of the results for any future period. The unaudited quarterly results are as follows (in thousands, except per share data):

	2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$176,110	$194,255	$198,938	$185,574
Income from operations	8,189	17,478	8,137	9,309
Net income (loss)	1,746	11,555	2,797	(2,256)
Net income (loss) attributable to common shareholders	(691)	9,117	2,201	(2,256)
Net income (loss) per common share:
Basic	$(0.16)	$2.15	$0.08	$(0.07)
Diluted	$(0.16)	$2.15	$0.08	$(0.07)

	2015
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$95,589	$149,739	$161,578	$178,946
Income (loss) from operations	(2,657)	9,251	4,412	16,613
Net income (loss)	(5,737)	4,090	(2,147)	11,476
Net income (loss) attributable to common shareholders	(8,093)	1,734	(4,502)	9,120
Net income (loss) per common share:
Basic	$(1.91)	$0.41	$(1.06)	$2.15
Diluted	$(1.91)	$0.41	$(1.06)	$2.15